Employee Benefit Plans (Level 3 Inputs Utilized To Determine the Fair Value of Plan Assets) (Details) In Millions						12 Months Ended
	Mar. 31, 2011 USD ($)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2010 USD ($)	Mar. 31, 2010 JPY (¥)	Mar. 31, 2009 JPY (¥)	Mar. 31, 2011 Private Equity [Member] Level 3 [Member] USD ($)	Mar. 31, 2011 Private Equity [Member] Level 3 [Member] JPY (¥)	Mar. 31, 2010 Private Equity [Member] Level 3 [Member] JPY (¥)	Mar. 31, 2011 Investment Trust Funds And Other [Member] Level 3 [Member] USD ($)	Mar. 31, 2011 Investment Trust Funds And Other [Member] Level 3 [Member] JPY (¥)	Mar. 31, 2010 Investment Trust Funds And Other [Member] Level 3 [Member] JPY (¥)	Mar. 31, 2011 Level 3 [Member] USD ($)	Mar. 31, 2011 Level 3 [Member] JPY (¥)	Mar. 31, 2010 Level 3 [Member] JPY (¥)
Fair value of plan assets at beginning of year	$ 1,459	¥ 120,727	$ 1,482	¥ 122,632	¥ 116,484	$ 11	¥ 892	¥ 980	$ 113	¥ 9,371	¥ 1,411	$ 124	¥ 10,263	¥ 2,391
Unrealized and realized Gains / Loss						0	5	(12)	(5)	(376)	4	(5)	(371)	(8)
Purchases / sales and other settlement						(1)	(59)	(76)	(1)	(188)	7,956	(2)	(247)	7,880
Net transfers in / (out of) Level 3
Fair value of plan assets at end of year	$ 1,459	¥ 120,727	$ 1,482	¥ 122,632	¥ 116,484	$ 10	¥ 838	¥ 892	$ 107	¥ 8,807	¥ 9,371	$ 117	¥ 9,645	¥ 10,263